PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property plant and equipment net
Property, plant and equipment, gross	¥ 555,629		¥ 433,324
Less: accumulated depreciation	(212,644)		(196,892)
Property, plant and equipment, net	342,985	$ 48,308	236,432
Computers and equipment
Property plant and equipment net
Property, plant and equipment, gross			166,480
Buildings
Property plant and equipment net
Property, plant and equipment, gross	258,910
Construction in progress
Property plant and equipment net
Property, plant and equipment, gross	294,558		266,085
Vehicle
Property plant and equipment net
Property, plant and equipment, gross	¥ 2,161		¥ 759